Acquisitions (2012 Acquisitions) (Narrative) (Details) - USD ($) $ in Millions			12 Months Ended
	Nov. 08, 2012	Nov. 08, 2012	Dec. 31, 2014
OneLink [Member]
Business Acquisition [Line Items]
Closing adjustments	$ 1.8	$ 1.8
Estimated useful life	10 years
Searchlight [Member] | Leo Cable [Member]
Business Acquisition [Line Items]
Cash contribution to fund acquisition	$ 94.7	$ 94.7
Business acquisition percentage of voting interests acquired	40.00%	40.00%
LGI Broadband Operations [Member]
Business Acquisition [Line Items]
Portion of purchase price retained to satisfy claims	$ 20.0	$ 20.0
LGI Broadband Operations [Member] | Old Liberty Puerto Rico [Member]
Business Acquisition [Line Items]
Ownership percentage	100.00%	100.00%
LGI Broadband Operations [Member] | OneLink [Member]
Business Acquisition [Line Items]
Ownership percentage	100.00%	100.00%
Cost of acquired entity		$ 96.5
Fair value of debt and capital lease obligations	$ 496.0	496.0
Total consideration before transaction cost	592.5	592.5
Acquisition costs	$ 18.1	$ 18.1
Liberty Cablevision of Puerto Rico LLC [Member]
Business Acquisition [Line Items]
Percentage ownership in subsidiary			60.00%